EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2014
EMPLOYEE BENEFITS [Abstract]
EMPLOYEE BENEFITS

Note 14—EMPLOYEE BENEFITS

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries and Affiliated PRC Entities of the Company make contributions to the government for these benefits based on certain percentages of the employees' salaries. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB78,712, RMB86,616 and RMB104,373 (US$16,822) for the years ended December 31, 2012, 2013 and 2014, respectively.